Income tax benefits / (expenses) - Summary of deferred tax assets and deferred tax liabilities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Deferred tax assets
Deferred tax assets and deferred tax liabilities
Beginning balance	€ 17,278	€ 21,875
Recognized in profit or loss	(970)	(4,782)
Recognized in other comprehensive loss	(81)	1
Exchange difference and other	(3,381)	184
Ending balance	12,846	17,278
Deferred tax assets | Employee benefits
Deferred tax assets and deferred tax liabilities
Beginning balance	959	885
Recognized in profit or loss	82	75
Recognized in other comprehensive loss	(81)	1
Exchange difference and other	(236)	(2)
Ending balance	724	959
Deferred tax assets | Property plant and equipment
Deferred tax assets and deferred tax liabilities
Beginning balance	254	313
Recognized in profit or loss	(13)	(59)
Ending balance	241	254
Deferred tax assets | Deferred tax assets on rental contracts; if any
Deferred tax assets and deferred tax liabilities
Beginning balance	6,981	11,098
Recognized in profit or loss	(1,089)	(4,295)
Exchange difference and other	(49)	178
Ending balance	5,843	6,981
Deferred tax assets | Intangible assets
Deferred tax assets and deferred tax liabilities
Beginning balance	1,252	1,252
Ending balance	1,252	1,252
Deferred tax assets | Inventories
Deferred tax assets and deferred tax liabilities
Beginning balance	4,170	3,934
Recognized in profit or loss	(129)	229
Exchange difference and other	(1,686)	7
Ending balance	2,355	4,170
Deferred tax assets | Provisions and accrued expenses
Deferred tax assets and deferred tax liabilities
Beginning balance	2,814	2,864
Recognized in profit or loss		(50)
Exchange difference and other	(1,282)
Ending balance	1,532	2,814
Deferred tax assets | Receivables and other assets
Deferred tax assets and deferred tax liabilities
Beginning balance	621	709
Recognized in profit or loss	6	(88)
Ending balance	627	621
Deferred tax assets | Tax losses
Deferred tax assets and deferred tax liabilities
Beginning balance	217	182
Recognized in profit or loss		35
Ending balance	217	217
Deferred tax assets | Other
Deferred tax assets and deferred tax liabilities
Beginning balance	10	638
Recognized in profit or loss	173	(629)
Exchange difference and other	(128)	1
Ending balance	55	10
Deferred tax liabilities
Deferred tax assets and deferred tax liabilities
Beginning balance	57,070	61,252
Recognized in profit or loss	(16,474)	(4,340)
Exchange difference and other	(627)	158
Ending balance	39,969	57,070
Deferred tax liabilities | Deferred tax liabilities on rental contracts; if any
Deferred tax assets and deferred tax liabilities
Beginning balance	3,685	8,454
Recognized in profit or loss	(457)	(4,933)
Exchange difference and other	(627)	164
Ending balance	2,601	3,685
Deferred tax liabilities | Intangible assets
Deferred tax assets and deferred tax liabilities
Beginning balance	51,994	51,994
Recognized in profit or loss	(16,063)
Ending balance	35,931	51,994
Deferred tax liabilities | Receivables and other assets
Deferred tax assets and deferred tax liabilities
Beginning balance	83	14
Recognized in profit or loss	(31)	75
Exchange difference and other		(6)
Ending balance	52	83
Deferred tax liabilities | Other
Deferred tax assets and deferred tax liabilities
Beginning balance	1,308	790
Recognized in profit or loss	77	518
Ending balance	€ 1,385	€ 1,308